INCOME TAXES - Effective tax rate and the statutory federal rate (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		16 Months Ended	22 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Tax benefit computed at ""expected"" statutory rate			$ (16,695,036)	$ (8,349,698)
State income taxes, net of benefit
Stock based compensation and consulting			240,786	520,660
Derivative expense				896,000
Loss (gain) from change in fair value of derivative liability			494,700	(579,564)
Amortization of debt discount, deferred financing cost, and other non-cash interest			3,768,000	883,400
Stock based settlement expense			1,660,300	1,618,900
Loss on extinguishment of debts			1,621,700
Other			55,334	3,050
Increase in valuation allowance			8,854,216	5,007,252
Income Tax Expense (Benefit)
Percentages
Computed ""expected"" tax expense (benefit)			34.00%	34.00%
State income taxes			0.00%	0.00%
Permanent differences			15.50%	13.60%
Change in valuation allowance			18.50%	20.40%
Effective tax rate			0.00%	0.00%